Derivative financial instruments - Carrying and notional amounts of hedges (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) MMBTU
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	$ 1	$ 7
Hedging instrument, liabilities	(4)	(14)
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	482	420
Hedging instrument, liabilities	(672)	(1,234)
Fair value hedges | Interest rate risk on finance debt
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	138	262
Hedging instrument, liabilities	(35)	(445)
Nominal amounts of hedging instruments	13,442	24,513
Change in fair value of hedging instrument used to calculate ineffectiveness	(764)	(70)
Fair value hedges | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	344	158
Hedging instrument, liabilities	(637)	(789)
Nominal amounts of hedging instruments	21,296	16,580
Change in fair value of hedging instrument used to calculate ineffectiveness	(336)	812
Highly probable forecast capital expenditure | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	1	5
Hedging instrument, liabilities	(4)	(14)
Nominal amounts of hedging instruments	150	386
Change in fair value of hedging instrument used to calculate ineffectiveness	(1)	(5)
Highly probable forecast sales | Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		2
Hedging instrument, liabilities		0
Change in fair value of hedging instrument used to calculate ineffectiveness	$ (100)	$ (126)
Nominal Amounts Of Hedging Instruments | MMBTU		145